Related Party Transactions - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2021 USD ($)
Related Party Transaction [Line Items]
Purchase of investments from others	₨ 114.3		₨ 4,872.8
Sale of investments from others	29,451.1		28,016.8
Investments of others	481,989.2	$ 6,590.0	272,104.7	₨ 320,093.6
Dividend paid to principal owner	166.6	$ 2.3	66,447.3	₨ 41,015.2
Foreign exchange and derivative contracts, notional principal amount	8,580,508.8		10,230,668.8		$ 117,316.3
Bank guarantees	1,131,739.2		1,034,155.3		$ 15,473.6
Tier II bonds
Related Party Transaction [Line Items]
Investments of others	400.0		200.0
Principal Owner
Related Party Transaction [Line Items]
Loans purchased from principal owner	189,797.8		241,272.5
Dividend paid to principal owner	0.0		8,646.2
Foreign exchange and derivative contracts, notional principal amount	77,574.9		120,099.5
Foreign exchange and derivative contracts, mark to market gains	833.0		53.5
Bank guarantees	4.0		3.9
Principal Owner | Property Plant and equipment
Related Party Transaction [Line Items]
Fixed assets purchased from related parties	0.0		0.0
Others
Related Party Transaction [Line Items]
Bank guarantees	₨ 44.3		₨ 29.9